Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 606,157	¥ 546,432
Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 606,157	¥ 546,432